Summary of Significant Accounting Policies - Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 1,356,342		¥ 918,076	¥ 410,783	$ 212,840
Restricted cash	150,300		300	300	23,585
Short-term investments	510,467		97,866		80,103
Inventories	478,751		176,994		75,126
Funds receivable from third party payment service providers	405,095		124,262		63,568
Property and equipment, net	103,843		69,562		16,295
Intangible assets, net	1,075,811		1,367,841		168,818
Long-term Investments	241,527		96,362		37,901
Goodwill	1,803,415		1,803,415		282,995
Other non-current assets	127,321		14,520		19,980
TOTAL ASSETS	7,502,762		5,226,338		1,177,346
LIABILITIES
Short-term borrowings	94,999		369,657		14,907
Accounts payable	41,311		27,201		6,483
Contract liabilities	211,964		33,884
Amount due to related parties	73,976		114,669	107,864	11,608
Convertible bonds			160,000
Operating lease liabilities current and non-current	70,449					¥ 30,903
Deferred tax liabilities	223,138		341,960		35,015
TOTAL LIABILITIES	1,082,303		1,558,123		$ 169,836
Net loss	(816,547)	$ (128,135)	(470,618)	(704,888)
Net cash used in operating activities	(1,017,962)	(159,743)	(412,868)	(410,794)
Net cash used in investing activities	(670,402)	(105,202)	18,625	(304,349)
Net cash (used in) provided by financing activities	2,289,623	$ 359,292	929,962	455,751
Variable Interest Entity
ASSETS
Cash and cash equivalents	553,256		445,531
Restricted cash	150,000
Short-term investments	510,467
Amount due from related parties, net	383,244		289,156
Inventories	396,482		151,864
Prepayments and other receivables, net	667,986		185,621
Funds receivable from third party payment service providers	383,896		122,234
Property and equipment, net	99,290		68,161
Intangible assets, net	1,074,337		1,365,847
Long-term Investments	159,577		50,149
Goodwill	1,799,529		1,799,529
Other non-current assets	103,613		13,649
TOTAL ASSETS	6,281,677		4,491,741
LIABILITIES
Short-term borrowings	64,250		339,292
Accounts payable	32,132		25,573
Contract liabilities	205,759		31,629
Accrued expenses and other current liabilities	284,686		344,530
Accrued payroll and welfare	101,380		114,319
Amount due to related parties	73,976		114,551
Convertible bonds			160,000
Operating lease liabilities current and non-current	30,709
Deferred tax liabilities	222,770		341,462
TOTAL LIABILITIES	1,015,662		1,471,356
Net revenues	7,433,727		4,683,756	3,889,141
Net loss	(703,935)		(414,238)	(691,638)
Net cash used in operating activities	(782,810)		(264,221)	(354,506)
Net cash used in investing activities	(663,499)		(6,684)	(166,824)
Net cash (used in) provided by financing activities	¥ (305,245)		¥ 354,307	¥ (13,885)